Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

It is the policy of the Board and the Compensation Committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. There were not any stock options granted to the Company’s NEOs in 2024 during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K, Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Reports on Form 8-K that disclosed material nonpublic information.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	There were not any stock options granted to the Company’s NEOs in 2024 during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K, Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Reports on Form 8-K that disclosed material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false